Expense Example - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity International Index Fund - Fidelity International Index Fund
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 4
3 years	11
5 years	20
10 years	$ 45